UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2011

Item 1. Reports to Stockholders

Fidelity® Tactical Income
Central Fund

Annual Report

September 30, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TP1-ANN-1111
1.822351.106

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Life of fund A
Fidelity® Tactical Income Central Fund	6.58%	5.91%	5.37%

A From December 17, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Tactical Income Central Fund on December 17, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Early in the 12-month reporting period ending September 30, 2011, the market appeared to reflect little concern about Europe's debt challenges or the struggling U.S. economy. This led riskier assets such as stocks and higher-yielding bonds to outperform, while U.S. Treasuries failed to keep pace. But as the year went on, investor sentiment dramatically worsened, along with fear about spreading sovereign debt woes in the eurozone. In addition, U.S. unemployment remained in the 9% range, fueling concern about the potential for a double-dip recession. Meanwhile, a political battle in Washington over the federal debt ceiling led rating agency Standard & Poor's in August to downgrade the country's long-term sovereign credit rating. Despite this action, investors surmised that Treasuries and other U.S. government bonds remained low risk, further reducing these securities' yields and boosting their prices. Within the broad-based Barclays Capital® U.S. Aggregate Bond Index, which rose 5.26% for the period, Treasuries fared best, adding 5.97%. In comparison, the S&P 500® Index - a proxy for the U.S. stock market - gained just 1.14%, after losing roughly 14% of its value in the third quarter of 2011.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Tactical Income Central Fund: For the one-year period, the fund's shares rose 6.58%, well ahead of the Barclays Capital® U.S. Aggregate Bond Index. The key to good performance during such a volatile year was an ability to find and quickly take advantage of fleeting value in the marketplace. Fortunately, Fidelity's research team and I were able to do this. Early on, for example, our more-cautious outlook led us to sell some higher-risk assets and use the proceeds to buy U.S. Treasury debt, including an out-of-benchmark stake in Treasury Inflation-Protected Securities. This strategy worked out quite well. Another positive was very good selection of agency mortgage bonds, which made up for an unhelpful decision to modestly underweight unsecured agency debt. We also had favorable yield-curve positioning and strong results from outsized stakes in commercial mortgage-backed and asset-backed securities. The fund's corporate bond holdings performed roughly in line with those of the index, but having a modest overweighting in the sector proved counterproductive. Being mostly unrepresented in local authority bonds, which fared exceptionally well, also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Actual	.0020%	$ 1,000.00	$ 1,059.30	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.06	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
U.S. Government and U.S. Government Agency Obligations 71.8%	U.S. Government and U.S. Government Agency Obligations 76.2%
AAA 5.8%	AAA 5.3%
AA 2.9%	AA 1.5%
A 7.0%	A 7.0%
BBB 13.2%	BBB 13.4%
BB and Below 3.7%	BB and Below 3.8%
Not Rated 0.0%	Not Rated 0.1%
Short-Term Investments and Net Other Assets † (4.4)%	Short-Term Investments and Net Other Assets † (7.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Duration as of September 30, 2011
6 months ago
Years	4.8	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of September 30, 2011*	As of March 31, 2011**
Corporate Bonds 21.5%	Corporate Bonds 21.2%
U.S. Government and U.S. Government Agency Obligations 71.8%	U.S. Government and U.S. Government Agency Obligations 76.2%
Asset-Backed Securities 1.2%	Asset-Backed Securities 1.5%
CMOs and Other Mortgage Related Securities 9.5%	CMOs and Other Mortgage Related Securities 8.0%
Municipal Bonds 0.2%	Municipal Bonds 0.3%
Other Investments 0.2%	Other Investments 0.1%
Short-Term Investments and Net Other Assets † (4.4)%	Short-Term Investments and Net Other Assets † (7.3)%

* Foreign investments	3.4%	** Foreign investments	3.7%
* Futures and Swaps	0.1%	** Futures and Swaps	(0.7)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments September 30, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 344,000	$ 379,695
5.875% 1/15/36	3,105,000	3,246,029
6.375% 6/15/14	1,962,000	2,173,508
		5,799,232
Media - 1.9%
Comcast Corp. 6.55% 7/1/39	9,750,000	11,348,610
Discovery Communications LLC:
3.7% 6/1/15	2,995,000	3,153,738
6.35% 6/1/40	2,738,000	3,221,618
Liberty Media Corp. 8.25% 2/1/30	418,000	396,055
NBCUniversal Media LLC:
3.65% 4/30/15	3,350,000	3,526,240
5.15% 4/30/20	16,048,000	17,621,314
6.4% 4/30/40	5,208,000	6,087,272
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	2,357,757
News America, Inc. 6.15% 2/15/41	6,369,000	6,753,942
Time Warner Cable, Inc.:
4% 9/1/21	18,000,000	17,630,406
5.85% 5/1/17	11,399,000	12,675,243
Time Warner, Inc. 6.2% 3/15/40	7,609,000	8,414,785
Viacom, Inc. 6.75% 10/5/37	2,840,000	3,358,050
		96,545,030
TOTAL CONSUMER DISCRETIONARY		102,344,262
CONSUMER STAPLES - 1.0%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (b)	3,715,000	4,031,916
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 4.125% 5/15/21	1,759,000	1,833,557
Food Products - 0.3%
Kraft Foods, Inc.:
5.375% 2/10/20	9,113,000	10,326,751
6.5% 8/11/17	3,770,000	4,476,747
		14,803,498
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	4,444,000	5,831,759
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
9.7% 11/10/18	$ 4,681,000	$ 6,209,637
Reynolds American, Inc.:
6.75% 6/15/17	6,895,000	7,952,783
7.25% 6/15/37	9,291,000	10,455,032
		30,449,211
TOTAL CONSUMER STAPLES		51,118,182
ENERGY - 2.4%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (b)	5,140,000	5,115,965
5.35% 3/15/20 (b)	4,099,000	4,324,035
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	4,548,000	4,610,922
5% 10/1/21	2,509,000	2,517,117
Kinder Morgan, Inc. 6.5% 9/1/12	4,952,000	5,100,560
		21,668,599
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Co. 6.2% 3/15/40	760,000	793,156
Anadarko Petroleum Corp. 6.375% 9/15/17	13,441,000	15,089,754
Duke Capital LLC 6.25% 2/15/13	4,500,000	4,757,405
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	4,750,000	4,850,914
Marathon Petroleum Corp. 5.125% 3/1/21 (b)	2,718,000	2,834,488
Motiva Enterprises LLC:
5.75% 1/15/20 (b)	1,694,000	1,964,578
6.85% 1/15/40 (b)	2,664,000	3,375,791
Nakilat, Inc. 6.067% 12/31/33 (b)	2,653,000	2,865,240
Nexen, Inc. 6.4% 5/15/37	6,240,000	6,364,694
Petro-Canada 6.05% 5/15/18	1,960,000	2,279,113
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,467,000	4,431,264
5.75% 1/20/20	13,100,000	13,597,800
Petroleos Mexicanos 5.5% 1/21/21 (b)	4,679,000	4,912,950
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	1,480,000	1,562,400
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	2,328,000	2,386,200
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III: - continued
5.5% 9/30/14 (b)	$ 3,253,000	$ 3,521,373
6.75% 9/30/19 (b)	2,130,000	2,532,038
Schlumberger Investment SA 3.3% 9/14/21 (b)	3,309,000	3,317,600
Spectra Energy Partners, LP:
2.95% 6/15/16	2,098,000	2,093,103
4.6% 6/15/21	1,165,000	1,193,417
Suncor Energy, Inc. 6.1% 6/1/18	6,075,000	7,091,955
Western Gas Partners LP 5.375% 6/1/21	6,134,000	6,154,181
Williams Partners LP 4.125% 11/15/20	1,086,000	1,079,115
		99,048,529
TOTAL ENERGY		120,717,128
FINANCIALS - 10.3%
Capital Markets - 1.7%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	2,240,000	2,194,304
5.25% 7/27/21	8,459,000	8,356,942
5.95% 1/18/18	4,700,000	4,843,618
6.75% 10/1/37	3,956,000	3,626,283
JPMorgan Chase Capital XX 6.55% 9/29/36	23,561,000	23,845,240
Lazard Group LLC:
6.85% 6/15/17	2,374,000	2,615,870
7.125% 5/15/15	8,210,000	9,072,099
Merrill Lynch & Co., Inc. 6.875% 4/25/18	1,103,000	1,104,489
Morgan Stanley:
4.1% 1/26/15	3,405,000	3,248,213
4.75% 4/1/14	1,352,000	1,285,303
5.45% 1/9/17	3,700,000	3,571,344
5.5% 7/28/21	4,546,000	4,216,670
5.75% 1/25/21	2,000,000	1,842,582
6% 5/13/14	3,812,000	3,861,850
6.625% 4/1/18	7,000,000	6,951,294
7.3% 5/13/19	3,747,000	3,865,638
UBS AG Stamford Branch 3.875% 1/15/15	1,672,000	1,665,722
		86,167,461
Commercial Banks - 1.8%
Bank of America NA 5.3% 3/15/17	6,086,000	5,500,411
BB&T Capital Trust IV 6.82% 6/12/77 (h)	1,016,000	1,010,920
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse (Guernsey) Ltd. 5.86% (c)(h)	$ 6,010,000	$ 4,717,850
Credit Suisse New York Branch 6% 2/15/18	8,680,000	8,817,049
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (b)(h)	655,596	639,206
Discover Bank:
7% 4/15/20	5,021,000	5,328,506
8.7% 11/18/19	4,894,000	5,597,948
Export-Import Bank of Korea 5.25% 2/10/14 (b)	2,560,000	2,698,563
Fifth Third Bancorp:
3.625% 1/25/16	2,610,000	2,654,934
4.5% 6/1/18	2,119,000	2,117,801
8.25% 3/1/38	1,976,000	2,368,975
Fifth Third Bank 4.75% 2/1/15	556,000	585,212
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	2,885,000	2,741,039
HBOS PLC 6.75% 5/21/18 (b)	3,118,000	2,660,861
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,372,474
KeyBank NA:
5.45% 3/3/16	1,756,000	1,888,654
5.8% 7/1/14	3,233,000	3,486,668
6.95% 2/1/28	850,000	998,577
KeyCorp. 5.1% 3/24/21	2,409,000	2,434,379
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (h)	496,000	495,493
Marshall & Ilsley Bank:
4.85% 6/16/15	1,916,000	2,079,439
5% 1/17/17	5,586,000	5,894,789
5.25% 9/4/12	1,350,000	1,382,108
Regions Bank:
6.45% 6/26/37	6,451,000	5,418,840
7.5% 5/15/18	2,725,000	2,694,344
Regions Financial Corp.:
5.75% 6/15/15	877,000	841,920
7.75% 11/10/14	4,089,000	4,078,778
SunTrust Banks, Inc. 3.6% 4/15/16	4,108,000	4,167,525
Wells Fargo & Co. 3.75% 10/1/14	5,360,000	5,662,486
		90,335,749
Consumer Finance - 0.1%
Discover Financial Services 10.25% 7/15/19	3,159,000	3,827,691
SLM Corp.:
0.483% 10/25/11 (h)	1,810,000	1,801,618
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
0.553% 1/27/14 (h)	$ 1,095,000	$ 1,005,106
5% 10/1/13	383,000	374,952
		7,009,367
Diversified Financial Services - 1.5%
Bank of America Corp. 5.75% 12/1/17	11,300,000	10,605,864
BP Capital Markets PLC:
3.125% 10/1/15	4,216,000	4,358,754
3.625% 5/8/14	3,862,000	4,055,494
4.742% 3/11/21	10,000,000	10,991,160
Capital One Capital V 10.25% 8/15/39	1,553,000	1,576,295
Citigroup, Inc.:
3.953% 6/15/16	5,120,000	5,111,076
5.5% 4/11/13	15,124,000	15,567,375
6.125% 5/15/18	10,909,000	11,713,157
6.5% 8/19/13	1,131,000	1,190,272
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	625,000	613,585
5.5% 1/15/14 (b)	4,295,000	4,326,371
TECO Finance, Inc.:
4% 3/15/16	1,149,000	1,211,987
5.15% 3/15/20	1,651,000	1,815,813
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(h)	2,500,000	2,200,000
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(h)	500,000	495,605
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(h)	1,534,000	1,326,910
		77,159,718
Insurance - 1.9%
American International Group, Inc. 4.875% 9/15/16	5,751,000	5,517,044
Aon Corp.:
3.125% 5/27/16	4,779,000	4,783,397
3.5% 9/30/15	1,724,000	1,780,206
5% 9/30/20	1,574,000	1,708,032
6.25% 9/30/40	1,290,000	1,539,458
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,988,701
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(h)	11,559,000	10,634,280
Liberty Mutual Group, Inc.:
5% 6/1/21 (b)	5,090,000	4,842,657
6.5% 3/15/35 (b)	4,153,000	4,016,250
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.: - continued
6.7% 8/15/16 (b)	$ 7,190,000	$ 7,787,475
10.75% 6/15/88 (b)(h)	4,025,000	4,789,750
Lincoln National Corp. 7% 5/17/66 (h)	1,446,000	1,243,560
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,105,850
MetLife, Inc.:
5.875% 2/6/41	1,278,000	1,414,838
6.75% 6/1/16	3,550,000	4,085,425
Metropolitan Life Global Funding I 5.125% 6/10/14 (b)	3,155,000	3,408,974
New York Life Insurance Co. 6.75% 11/15/39 (b)	1,829,000	2,266,744
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	2,200,000	2,597,481
Pacific Life Global Funding 5.15% 4/15/13 (b)	4,915,000	5,135,566
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	3,542,000	4,766,693
Prudential Financial, Inc.:
4.75% 9/17/15	6,617,000	6,911,351
7.375% 6/15/19	1,370,000	1,607,200
Symetra Financial Corp. 6.125% 4/1/16 (b)	3,545,000	3,742,446
Unum Group 5.625% 9/15/20	2,348,000	2,589,943
		96,263,321
Real Estate Investment Trusts - 0.8%
AvalonBay Communities, Inc. 5.5% 1/15/12	551,000	557,252
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,636,000	3,320,013
5.375% 10/15/12	3,311,000	3,328,310
7.5% 4/1/17	2,084,000	2,201,183
9.625% 3/15/16	3,458,000	3,918,485
Duke Realty LP 5.875% 8/15/12	569,000	583,800
Equity One, Inc.:
5.375% 10/15/15	606,000	620,106
6% 9/15/17	3,026,000	3,073,696
6.25% 12/15/14	2,601,000	2,750,524
6.25% 1/15/17	2,250,000	2,348,856
Federal Realty Investment Trust:
5.4% 12/1/13	2,572,000	2,716,991
5.9% 4/1/20	1,116,000	1,212,999
6% 7/15/12	1,635,000	1,680,365
6.2% 1/15/17	1,240,000	1,384,601
HRPT Properties Trust:
5.75% 11/1/15	1,762,000	1,846,860
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 2,850,000	$ 3,066,108
UDR, Inc. 5.5% 4/1/14	5,815,000	6,176,437
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,683,558
		42,470,144
Real Estate Management & Development - 2.2%
AMB Property LP:
5.9% 8/15/13	4,780,000	4,914,409
6.3% 6/1/13	4,580,000	4,804,805
BioMed Realty LP:
3.85% 4/15/16	4,800,000	4,707,475
6.125% 4/15/20	1,499,000	1,583,044
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,297,000	2,329,344
5.75% 4/1/12	2,341,000	2,373,669
Colonial Properties Trust 5.5% 10/1/15	16,890,000	17,208,360
Digital Realty Trust LP 4.5% 7/15/15	2,065,000	2,108,532
Duke Realty LP:
5.4% 8/15/14	5,099,000	5,282,656
5.5% 3/1/16	3,680,000	3,801,219
5.95% 2/15/17	1,473,000	1,544,125
6.25% 5/15/13	3,511,000	3,666,548
6.5% 1/15/18	4,735,000	5,094,993
ERP Operating LP:
4.75% 7/15/20	3,181,000	3,317,964
5.2% 4/1/13	4,695,000	4,894,702
5.5% 10/1/12	5,628,000	5,842,849
5.75% 6/15/17	1,306,000	1,459,839
6.625% 3/15/12	1,125,000	1,151,377
Liberty Property LP:
4.75% 10/1/20	4,767,000	4,798,534
5.5% 12/15/16	3,166,000	3,451,162
6.625% 10/1/17	3,452,000	3,861,062
Post Apartment Homes LP 6.3% 6/1/13	4,411,000	4,641,836
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,308,498
Simon Property Group LP:
4.2% 2/1/15	1,628,000	1,718,696
5.1% 6/15/15	2,362,000	2,545,891
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 2,410,000	$ 2,704,741
6.15% 11/15/15	7,034,000	7,849,227
		108,965,557
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
3.75% 7/12/16	5,170,000	4,706,732
5.65% 5/1/18	3,780,000	3,592,901
6.5% 8/1/16	5,000,000	4,968,270
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,372,000	3,797,290
		17,065,193
TOTAL FINANCIALS		525,436,510
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
3.125% 5/15/16	4,462,000	4,508,208
5.25% 6/15/12	3,302,000	3,390,563
6.25% 6/15/14	1,213,000	1,335,697
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,038,483
		12,272,951
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	795,110	803,061
6.648% 3/15/19	1,991,778	1,991,778
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,497,824	1,482,846
8.36% 1/20/19	7,146,000	7,146,000
		11,423,685
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,756,000	2,773,225
TOTAL INDUSTRIALS		14,196,910
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 4,712,000	$ 5,085,671
6.55% 10/1/17	2,336,000	2,747,865
		7,833,536
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	3,116,235
TOTAL INFORMATION TECHNOLOGY		10,949,771
MATERIALS - 0.5%
Chemicals - 0.3%
Dow Chemical Co. 7.6% 5/15/14	10,261,000	11,658,641
Metals & Mining - 0.2%
ArcelorMittal SA 3.75% 3/1/16	1,285,000	1,182,266
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	4,620,000	4,865,502
Rio Tinto Finance (USA) Ltd. 3.75% 9/20/21	5,272,000	5,259,331
		11,307,099
TOTAL MATERIALS		22,965,740
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
5.55% 8/15/41	7,300,000	7,880,649
6.3% 1/15/38	4,683,000	5,377,700
6.8% 5/15/36	6,735,000	8,133,556
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,827,000	6,493,942
CenturyLink, Inc.:
6.15% 9/15/19	2,039,000	1,892,565
6.45% 6/15/21	7,760,000	7,200,100
7.6% 9/15/39	526,000	474,065
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,795,000	5,130,732
Embarq Corp. 7.995% 6/1/36	1,949,000	1,832,130
Telefonica Emisiones SAU 5.855% 2/4/13	1,456,000	1,482,080
Verizon Communications, Inc. 6.1% 4/15/18	16,292,000	19,447,956
		65,345,475
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 2.375% 9/8/16	$ 7,088,000	$ 6,854,096
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,347,000	4,711,648
5.875% 10/1/19	5,356,000	6,033,422
6.35% 3/15/40	1,571,000	1,754,034
Sprint Nextel Corp. 6% 12/1/16	15,074,000	12,963,640
		32,316,840
TOTAL TELECOMMUNICATION SERVICES		97,662,315
UTILITIES - 2.7%
Electric Utilities - 1.2%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,378,312
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	3,446,000	3,496,970
6.4% 9/15/20 (b)	9,073,000	9,410,552
Edison International 3.75% 9/15/17	2,719,000	2,757,634
FirstEnergy Corp. 7.375% 11/15/31	5,380,000	6,649,024
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,252,000	8,041,823
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,030,984
3.75% 11/15/20	612,000	593,157
Pacific Gas & Electric Co. 3.25% 9/15/21	797,000	789,693
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,434,240
Pepco Holdings, Inc. 2.7% 10/1/15	2,891,000	2,931,185
Progress Energy, Inc.:
4.4% 1/15/21	5,280,000	5,692,954
6% 12/1/39	2,651,000	3,170,797
Wisconsin Electric Power Co. 2.95% 9/15/21	926,000	925,275
		59,302,600
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,735,000	3,069,928
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (b)	1,578,000	1,583,094
		4,653,022
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,502,432
Exelon Generation Co. LLC:
4% 10/1/20	3,000,000	2,986,767
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Exelon Generation Co. LLC: - continued
5.35% 1/15/14	$ 4,280,000	$ 4,582,515
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	2,256,803
6.5% 5/1/18	5,340,000	6,252,953
PSEG Power LLC 2.75% 9/15/16	1,263,000	1,258,188
		19,839,658
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
2.6686% 9/30/66 (h)	9,537,000	8,487,930
7.5% 6/30/66 (h)	5,100,000	5,259,375
National Grid PLC 6.3% 8/1/16	6,883,000	7,917,708
NiSource Finance Corp.:
5.4% 7/15/14	1,450,000	1,570,920
5.45% 9/15/20	6,486,000	7,045,372
5.95% 6/15/41	5,116,000	5,556,805
6.15% 3/1/13	4,367,000	4,623,242
6.25% 12/15/40	991,000	1,123,203
6.4% 3/15/18	4,379,000	5,103,409
San Diego Gas & Electric Co. 3% 8/15/21	1,291,000	1,306,522
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	3,850,000	3,845,188
		51,839,674
TOTAL UTILITIES		135,634,954
TOTAL NONCONVERTIBLE BONDS (Cost $1,040,955,802)		1,093,298,723
U.S. Government and Government Agency Obligations - 31.9%

U.S. Government Agency Obligations - 0.4%
Tennessee Valley Authority 5.25% 9/15/39	13,750,000	17,812,619
U.S. Treasury Inflation Protected Obligations - 1.7%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	229,951	293,021
2.125% 2/15/41	69,051,485	88,452,237
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		88,745,258
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - 29.8%
U.S. Treasury Bonds:
3.75% 8/15/41	$ 60,840,000	$ 71,106,750
4.375% 5/15/41	97,015,000	125,725,619
U.S. Treasury Notes:
0.375% 6/30/13	198,814,000	199,279,225
0.5% 8/15/14	60,780,000	60,965,379
1% 9/30/16	33,836,000	33,915,176
1.5% 12/31/13 (e)	400,000,000	410,687,579
2.125% 8/15/21	118,318,000	120,611,003
2.375% 9/30/14	62,500,000	66,127,938
3.125% 5/15/21	339,966,000	377,947,002
3.625% 2/15/20	42,260,000	48,846,601
TOTAL U.S. TREASURY OBLIGATIONS		1,515,212,272
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,530,178,012)		1,621,770,149
U.S. Government Agency - Mortgage Securities - 39.6%

Fannie Mae Mortgage pass-thru certificates - 24.6%
1.734% 9/1/33 (h)	964,029	987,247
1.813% 5/1/34 (h)	1,659,285	1,695,921
1.987% 3/1/35 (h)	131,943	136,425
2.016% 12/1/34 (h)	156,237	161,074
2.271% 5/1/33 (h)	40,154	42,132
2.303% 6/1/36 (h)	168,129	175,294
2.457% 3/1/35 (h)	82,087	86,441
2.479% 8/1/36 (h)	2,568,541	2,722,599
2.504% 11/1/36 (h)	1,894,387	1,998,571
2.528% 7/1/35 (h)	266,958	280,956
2.55% 10/1/33 (h)	120,532	127,297
2.592% 5/1/36 (h)	637,700	674,719
2.609% 3/1/36 (h)	568,267	599,850
2.636% 7/1/37 (h)	408,360	431,776
2.697% 5/1/35 (h)	320,050	337,469
2.84% 3/1/36 (h)	956,178	1,012,321
3% 10/1/26 (d)	5,000,000	5,150,642
3.5% 11/1/25 to 12/1/40	39,527,126	41,313,740
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae Mortgage pass-thru certificates - continued
4% 12/1/25 to 10/1/41 (d)	$ 114,700,426	$ 120,554,771
4% 1/1/41	981,973	1,030,570
4% 9/1/41	184,680	194,050
4% 10/1/41 (d)	9,000,000	9,435,908
4% 10/1/41 (d)	41,500,000	43,510,019
4% 10/1/41 (d)	5,600,000	5,871,232
4% 10/1/41 (d)	2,800,000	2,935,616
4% 10/1/41 (d)	2,800,000	2,935,616
4% 10/1/41 (d)	2,800,000	2,935,616
4% 10/1/41 (d)	12,000,000	12,581,210
4% 10/1/41 (d)	3,000,000	3,145,303
4% 10/1/41 (d)	3,000,000	3,145,303
4% 10/1/41 (d)	1,200,000	1,258,121
4.5% 6/1/24 to 9/1/41 (d)	293,449,207	312,564,240
4.5% 10/1/26 (d)	6,000,000	6,388,075
4.5% 10/1/41 (d)	50,000,000	53,051,575
4.659% 7/1/35 (h)	1,236,431	1,302,833
5% 2/1/18 to 4/1/41	161,438,790	174,190,561
5% 10/1/41 (d)	4,400,000	4,732,706
5% 10/1/41 (d)	4,400,000	4,732,706
5% 10/1/41 (d)	12,000,000	12,907,381
5% 10/1/41 (d)	12,000,000	12,907,381
5% 10/1/41 (d)	12,000,000	12,907,381
5.5% 10/1/17 to 3/1/40	140,648,066	153,248,713
5.5% 10/1/41 (d)	28,000,000	30,390,654
5.5% 10/1/41 (d)	15,000,000	16,280,708
6% 5/1/15 to 2/1/40	140,621,484	154,585,657
6% 10/1/41 (d)	23,800,000	26,107,431
6.5% 2/1/12 to 11/1/16	515,643	547,550
7% 10/1/11 to 6/1/32	3,910,710	4,388,932
7.5% 2/1/22 to 11/1/31	2,261,686	2,592,844
8% 6/1/29	734	846
TOTAL FANNIE MAE MORTGAGE PASS-THRU CERTIFICATES		1,251,295,983
Freddie Mac - 8.3%
2.142% 4/1/35 (h)	1,318,535	1,378,644
2.499% 1/1/35 (h)	139,964	145,623
2.55% 5/1/35 (h)	1,292,674	1,362,537
3.249% 10/1/35 (h)	255,252	272,562
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4% 10/1/40 to 9/1/41 (d)	$ 5,577,297	$ 5,852,188
4% 9/1/41	1,914,500	2,009,994
4% 10/1/41 (d)	79,000,000	82,709,034
4.5% 7/1/25 to 8/1/41 (d)	97,438,232	103,349,938
4.5% 10/1/41 (d)	3,900,000	4,126,292
4.5% 10/1/41 (d)	28,000,000	29,624,664
4.5% 10/1/41 (d)	15,000,000	15,870,356
5% 11/1/33 to 1/1/41	34,334,254	36,970,254
5% 10/1/41 (d)	4,500,000	4,824,448
5.5% 8/1/23 to 5/1/40	116,907,710	126,561,553
6% 7/1/37 to 8/1/37	5,769,710	6,345,113
7.5% 11/1/16 to 6/1/32	1,026,091	1,169,283
8% 7/1/25 to 10/1/27	31,071	35,608
8.5% 2/1/19 to 5/1/22	4,180	4,778
12% 11/1/19	2,306	2,542
TOTAL FREDDIE MAC		422,615,411
Ginnie Mae - 6.7%
3.5% 1/15/41 to 2/15/41	1,377,898	1,442,046
3.5% 10/1/41 (d)	18,400,000	19,225,704
4% 1/15/25 to 7/15/41	36,681,901	39,323,754
4% 10/1/41 (d)	27,000,000	28,881,473
4% 10/1/41 (d)	8,500,000	9,092,316
4% 10/1/41 (d)	8,500,000	9,092,316
4% 10/1/41 (d)	12,000,000	12,836,210
4.5% 3/15/39 to 3/20/41 (d)	95,420,827	103,788,834
5% 5/15/38 to 11/15/40	27,485,781	30,278,195
5% 10/1/41 (d)	23,000,000	25,249,460
5% 10/1/41 (d)	24,000,000	26,347,262
5% 10/1/41 (d)	13,500,000	14,820,335
5.5% 11/20/33 to 12/15/38	11,710,249	13,017,828
7% 6/15/24 to 9/15/32	4,363,587	4,993,225
7.5% 3/15/22 to 8/15/28	1,273,318	1,451,775
8% 4/15/24 to 12/15/25	89,398	102,760
8.5% 8/15/29 to 11/15/31	147,254	171,634
TOTAL GINNIE MAE		340,115,127
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,984,403,741)		2,014,026,521
Asset-Backed Securities - 1.2%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7046% 4/25/35 (h)	$ 909,252	$ 589,862
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9846% 3/25/34 (h)	247	246
Series 2005-HE2 Class M2, 0.6846% 4/25/35 (h)	87,580	84,529
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	303,000	3,030
Airspeed Ltd. Series 2007-1A Class C1, 2.729% 6/15/32 (b)(h)	4,706,839	2,447,556
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (b)	3,740,000	3,833,637
Series 2011-1 Class A2, 2.15% 1/15/16	12,500,000	12,693,688
Series 2011-3 Class A2, 1.81% 5/15/16	3,670,000	3,701,357
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9346% 12/25/33 (h)	56,044	43,732
Series 2004-R2 Class M3, 0.7846% 4/25/34 (h)	86,951	27,365
Series 2005-R2 Class M1, 0.6846% 4/25/35 (h)	1,342,000	1,170,905
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9984% 3/25/34 (h)	31,145	20,106
Series 2006-W4 Class A2C, 0.3946% 5/25/36 (h)	877,834	230,427
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0596% 4/25/34 (h)	4,991,818	3,857,065
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (b)	3,600,000	3,682,816
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3681% 12/25/24 (h)	910,551	804,130
C-BASS Trust Series 2006-CB7 Class A2, 0.2946% 10/25/36 (h)	943	942
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	246,538	247,491
Capital Trust Ltd. Series 2004-1 Class A2, 0.6805% 7/20/39 (b)(h)	172,847	120,993
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5346% 7/25/36 (h)	742,000	25,167
Series 2007-RFC1 Class A3, 0.3746% 12/25/36 (h)	1,172,000	351,019
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (b)	1,168,845	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4373% 3/25/32 (MGIC Investment Corp. Insured) (h)	60,407	5,268
Series 2004-3 Class M4, 1.2046% 4/25/34 (h)	103,878	49,803
Series 2004-4 Class M2, 1.0296% 6/25/34 (h)	382,121	162,889
Series 2005-3 Class MV1, 0.6546% 8/25/35 (h)	345,076	335,106
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2005-AB1 Class A2, 0.4446% 8/25/35 (h)	$ 24,754	$ 24,428
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)	4,725,000	4,016,250
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6556% 5/28/35 (h)	25,289	16,113
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4096% 8/25/34 (h)	189,000	107,849
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0596% 3/25/34 (h)	10,322	2,297
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	4,080,000	4,105,879
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7246% 1/25/35 (h)	1,317,000	510,755
Class M4, 0.9146% 1/25/35 (h)	236,000	57,308
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (b)(h)	1,531,000	765,500
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	1,263,360	1,162,291
GE Business Loan Trust Series 2003-1 Class A, 0.659% 4/15/31 (b)(h)	153,100	145,381
GSAMP Trust Series 2004-AR1 Class M1, 0.8846% 6/25/34 (h)	1,426,000	871,711
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6346% 9/25/46 (b)(h)	222,226	95,557
Class C, 0.7846% 9/25/46 (b)(h)	992,000	158,720
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5546% 8/25/33 (h)	890,654	615,596
Series 2003-3 Class M1, 1.5246% 8/25/33 (h)	467,859	367,518
Series 2003-5 Class A2, 0.9346% 12/25/33 (h)	21,396	14,813
Series 2005-5 Class 2A2, 0.4846% 11/25/35 (h)	27,706	27,444
Series 2006-1 Class 2A3, 0.4596% 4/25/36 (h)	390,948	379,497
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5205% 3/20/36 (h)	420,932	350,824
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4246% 1/25/37 (h)	805,000	261,591
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3646% 11/25/36 (h)	808,000	665,731
Class MV1, 0.4646% 11/25/36 (h)	656,000	420,834
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6902% 12/27/29 (h)	409,343	361,332
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 1.3596% 7/25/33 (h)	3,862,888	2,951,945
Series 2004-2 Class M2, 1.3146% 6/25/34 (h)	57,654	35,082
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 0.4946% 10/25/36 (h)	$ 292,000	$ 10,346
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2096% 7/25/34 (h)	58,062	39,052
Series 2006-FM1 Class A2B, 0.3446% 4/25/37 (h)	954,502	692,137
Series 2006-OPT1 Class A1A, 0.4946% 6/25/35 (h)	975,170	672,171
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5746% 8/25/34 (h)	37,283	27,252
Series 2005-NC1 Class M1, 0.6746% 1/25/35 (h)	260,000	163,054
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/27/14 (i)	3,090,000	270,375
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7446% 9/25/35 (h)	928,000	500,499
Series 2005-D Class M2, 0.7046% 2/25/36 (h)	193,000	35,619
Ocala Funding LLC:
Series 2005-1A Class A, 1.7305% 3/20/10 (a)(b)(h)	347,000	0
Series 2006-1A Class A, 1.6305% 3/20/11 (a)(b)(h)	765,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4846% 9/25/34 (h)	346,000	185,554
Class M4, 1.6846% 9/25/34 (h)	444,000	103,640
Series 2005-WCH1:
Class M2, 0.7546% 1/25/36 (h)	501,000	453,874
Class M3, 0.7946% 1/25/36 (h)	311,000	195,464
Class M4, 1.0646% 1/25/36 (h)	959,000	481,219
Series 2005-WHQ2 Class M7, 1.4846% 5/25/35 (h)	1,512,297	11,276
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	413,123	381,250
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0346% 4/25/33 (h)	3,323	2,679
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0296% 3/25/35 (h)	2,718,222	2,121,358
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3805% 3/20/19 (FGIC Insured) (b)(h)	328,299	313,743
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2971% 6/15/33 (h)	827,000	398,361
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9596% 9/25/34 (h)	44,143	22,804
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0946% 9/25/34 (h)	18,730	12,242
TOTAL ASSET-BACKED SECURITIES (Cost $70,204,369)		60,075,344
Collateralized Mortgage Obligations - 1.2%
	Principal Amount	Value
Private Sponsor - 0.9%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8316% 4/10/49 (h)	$ 865,000	$ 263,433
Class C, 5.8316% 4/10/49 (h)	2,315,000	601,319
Class D, 5.8316% 4/10/49 (h)	1,160,000	147,455
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	1,668,147	1,694,324
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 2.7465% 3/25/34 (h)	36,717	30,431
Series 2005-E Class 2A7, 2.8672% 6/25/35 (h)	3,890,000	2,918,112
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 4.2221% 10/25/36 (b)(h)(i)	24,399,950	1,456,677
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7946% 1/25/35 (h)	2,588,463	1,932,539
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.8761% 2/25/37 (h)	508,426	439,883
Series 2007-A2 Class 2A1, 2.9553% 7/25/37 (h)	946,188	850,747
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7667% 11/25/34 (h)	1,145,958	996,423
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (b)(h)	1,594,000	1,576,505
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3205% 12/20/54 (h)	1,954,000	1,563,200
Class M1, 0.4005% 12/20/54 (h)	515,000	342,475
Series 2007-1:
Class 1M1, 0.5305% 12/20/54 (h)	785,000	522,025
Class 2M1, 0.7305% 12/20/54 (h)	4,428,000	2,944,620
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.1513% 1/20/44 (h)	2,564,032	2,166,607
Class 1C, 2.7013% 1/20/44 (h)	279,947	169,368
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7266% 4/25/35 (h)	1,755,730	1,356,711
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4446% 5/25/47 (h)	572,228	365,486
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4046% 2/25/37 (h)	861,864	564,573
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.399% 6/15/22 (b)(h)	128,000	121,600
Class C, 0.419% 6/15/22 (b)(h)	828,000	770,040
Class D, 0.429% 6/15/22 (b)(h)	318,000	292,560
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class E, 0.439% 6/15/22 (b)(h)	$ 509,000	$ 463,190
Class F, 0.469% 6/15/22 (b)(h)	919,000	831,695
Class G, 0.539% 6/15/22 (b)(h)	191,000	168,080
Class H, 0.559% 6/15/22 (b)(h)	382,000	320,880
Class J, 0.599% 6/15/22 (b)(h)	446,000	347,880
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5246% 7/25/35 (h)	3,285,436	2,496,109
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5346% 3/25/37 (h)	1,589,000	72,711
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6698% 10/25/35 (h)	2,359,742	1,847,767
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.575% 7/10/35 (b)(h)	467,795	351,688
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	625,873	662,196
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6846% 6/25/33 (b)(h)	128,485	117,750
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	4,630,000	1,641,455
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (h)	23,650	15,818
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (h)	2,128,000	1,518,551
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12:
Class 2A5, 2.7335% 7/25/35 (h)	2,593,096	2,277,476
Class 2A6, 2.7335% 7/25/35 (h)	1,812,794	1,570,882
Series 2005-AR3 Class 2A1, 2.7513% 3/25/35 (h)	903,211	787,247
Series 2006-AR8 Class 3A1, 2.7705% 4/25/36 (h)	9,569,568	7,483,825
TOTAL PRIVATE SPONSOR		47,062,313
U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	4,583,471	5,063,276
Series 1999-57 Class PH, 6.5% 12/25/29	3,518,040	3,966,650
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae Mortgage pass-thru certificates planned amortization class Series 2006-45 Class OP, 0% 6/25/36 (j)	$ 2,065,047	$ 1,881,137
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2006-15 Class OP, 0% 3/25/36 (j)	2,395,959	2,169,277
TOTAL U.S. GOVERNMENT AGENCY		13,080,340
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $73,064,851)		60,142,653
Commercial Mortgage Securities - 8.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4595% 2/14/43 (h)(i)	14,808,453	244,517
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	5,450,000	5,873,836
Series 2006-5:
Class A2, 5.317% 9/10/47	4,665,839	4,692,868
Class A3, 5.39% 9/10/47	3,670,000	3,793,903
Series 2007-3 Class A3, 5.8009% 6/10/49 (h)	8,000,000	8,368,520
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.699% 3/15/22 (b)(h)	400,000	360,000
Class G, 0.759% 3/15/22 (b)(h)	259,000	230,510
Series 2006-BIX1:
Class F, 0.539% 10/15/19 (b)(h)	1,030,000	955,325
Class G, 0.559% 10/15/19 (b)(h)	1,218,000	1,071,840
Class H, 0.599% 10/15/19 (b)(h)	1,445,000	1,310,377
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0846% 12/25/33 (b)(h)	43,556	30,690
Series 2004-1:
Class A, 0.5946% 4/25/34 (b)(h)	599,968	498,585
Class B, 2.1346% 4/25/34 (b)(h)	66,727	37,573
Class M1, 0.7946% 4/25/34 (b)(h)	54,144	38,327
Class M2, 1.4346% 4/25/34 (b)(h)	48,615	33,531
Series 2004-2:
Class A, 0.6646% 8/25/34 (b)(h)	1,250,807	1,023,483
Class M1, 0.8146% 8/25/34 (b)(h)	106,933	77,441
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-3:
Class A1, 0.6046% 1/25/35 (b)(h)	$ 1,030,667	$ 805,992
Class A2, 0.6546% 1/25/35 (b)(h)	328,848	258,241
Class M1, 0.7346% 1/25/35 (b)(h)	377,967	263,409
Class M2, 1.2346% 1/25/35 (b)(h)	240,323	158,077
Series 2005-2A:
Class A1, 0.5446% 8/25/35 (b)(h)	738,948	569,686
Class M1, 0.6646% 8/25/35 (b)(h)	54,679	31,726
Class M2, 0.7146% 8/25/35 (b)(h)	90,611	48,840
Class M3, 0.7346% 8/25/35 (b)(h)	49,992	26,511
Class M4, 0.8446% 8/25/35 (b)(h)	46,087	23,074
Series 2005-3A:
Class A1, 0.5546% 11/25/35 (b)(h)	410,016	310,038
Class A2, 0.6346% 11/25/35 (b)(h)	266,038	202,224
Class M2, 0.7246% 11/25/35 (b)(h)	58,021	33,262
Class M3, 0.7446% 11/25/35 (b)(h)	52,004	28,843
Class M4, 0.8346% 11/25/35 (b)(h)	64,898	31,834
Series 2005-4A:
Class A2, 0.6246% 1/25/36 (b)(h)	938,813	677,782
Class B1, 1.6346% 1/25/36 (b)(h)	76,442	15,569
Class M1, 0.6846% 1/25/36 (b)(h)	303,020	174,587
Class M2, 0.7046% 1/25/36 (b)(h)	90,631	48,185
Class M3, 0.7346% 1/25/36 (b)(h)	132,743	65,463
Class M4, 0.8446% 1/25/36 (b)(h)	69,118	31,132
Class M5, 0.8846% 1/25/36 (b)(h)	69,118	26,853
Class M6, 0.9346% 1/25/36 (b)(h)	73,695	22,808
Series 2006-1:
Class A2, 0.5946% 4/25/36 (b)(h)	142,778	105,886
Class M6, 0.8746% 4/25/36 (b)(h)	48,059	18,302
Series 2006-2A:
Class A1, 0.4646% 7/25/36 (b)(h)	1,434,696	1,077,279
Class A2, 0.5146% 7/25/36 (b)(h)	129,288	85,312
Class B3, 2.9346% 7/25/36 (b)(h)	69,154	11,805
Class M1, 0.5446% 7/25/36 (b)(h)	135,803	79,493
Class M2, 0.5646% 7/25/36 (b)(h)	95,713	51,428
Class M3, 0.5846% 7/25/36 (b)(h)	75,167	39,240
Class M4, 0.6546% 7/25/36 (b)(h)	50,613	24,915
Class M5, 0.7046% 7/25/36 (b)(h)	62,138	27,876
Class M6, 0.7746% 7/25/36 (b)(h)	98,720	29,402
Series 2006-3A:
Class B1, 1.0346% 10/25/36 (b)(h)	86,173	7,013
Class B3, 2.8346% 10/25/36 (b)(h)	15,969	170
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Class M4, 0.6646% 10/25/36 (b)(h)	$ 95,472	$ 17,662
Class M5, 0.7146% 10/25/36 (b)(h)	120,890	15,716
Class M6, 0.7946% 10/25/36 (b)(h)	236,200	21,258
Series 2006-4A:
Class A1, 0.4646% 12/25/36 (b)(h)	873,549	601,002
Class A2, 0.5046% 12/25/36 (b)(h)	1,948,358	1,305,400
Class B1, 0.9346% 12/25/36 (b)(h)	64,232	8,055
Class B3, 2.6846% 12/25/36 (b)(h)	111,625	5,860
Class M1, 0.5246% 12/25/36 (b)(h)	140,698	57,576
Class M2, 0.5446% 12/25/36 (b)(h)	89,312	32,912
Class M3, 0.5746% 12/25/36 (b)(h)	90,536	29,591
Class M4, 0.6346% 12/25/36 (b)(h)	108,276	29,236
Class M5, 0.6746% 12/25/36 (b)(h)	99,712	18,409
Class M6, 0.7546% 12/25/36 (b)(h)	89,312	13,427
Series 2007-1:
Class A2, 0.5046% 3/25/37 (b)(h)	372,210	234,492
Class B1, 0.9046% 3/25/37 (b)(h)	115,023	11,502
Class B2, 1.3846% 3/25/37 (b)(h)	83,360	5,835
Class B3, 3.5846% 3/25/37 (b)(h)	111,106	3,889
Class M1, 0.5046% 3/25/37 (b)(h)	100,161	37,059
Class M2, 0.5246% 3/25/37 (b)(h)	74,959	21,738
Class M3, 0.5546% 3/25/37 (b)(h)	66,558	16,640
Class M5, 0.6546% 3/25/37 (b)(h)	83,360	14,588
Class M6, 0.7346% 3/25/37 (b)(h)	116,962	16,375
Series 2007-2A:
Class A1, 0.5046% 7/25/37 (b)(h)	1,410,003	975,597
Class A2, 0.5546% 7/25/37 (b)(h)	1,320,839	754,103
Class B1, 1.8346% 7/25/37 (b)(h)	391,416	29,165
Class B2, 2.4846% 7/25/37 (b)(h)	340,789	15,720
Class B3, 3.5846% 7/25/37 (b)(h)	271,599	7,117
Class M1, 0.6046% 7/25/37 (b)(h)	442,043	135,180
Class M2, 0.6446% 7/25/37 (b)(h)	170,016	36,954
Class M3, 0.7246% 7/25/37 (b)(h)	170,016	28,378
Class M4, 0.8846% 7/25/37 (b)(h)	486,625	66,400
Class M5, 0.9846% 7/25/37 (b)(h)	430,708	49,286
Class M6, 1.2346% 7/25/37 (b)(h)	542,542	48,195
Series 2007-3:
Class A2, 0.5246% 7/25/37 (b)(h)	540,936	323,709
Class B1, 1.1846% 7/25/37 (b)(h)	322,469	34,353
Class B2, 1.8346% 7/25/37 (b)(h)	840,020	60,424
Class B3, 4.2346% 7/25/37 (b)(h)	268,633	8,921
Class M1, 0.5446% 7/25/37 (b)(h)	283,084	93,232
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Class M2, 0.5746% 7/25/37 (b)(h)	$ 300,315	$ 79,575
Class M3, 0.6046% 7/25/37 (b)(h)	491,704	113,023
Class M4, 0.7346% 7/25/37 (b)(h)	771,096	156,638
Class M5, 0.8346% 7/25/37 (b)(h)	387,086	66,999
Class M6, 1.0346% 7/25/37 (b)(h)	292,315	41,198
Series 2007-4A:
Class B1, 2.7846% 9/25/37 (b)(h)	125,448	1,882
Class B2, 3.6846% 9/25/37 (b)(h)	277,134	1,386
Class M1, 1.1846% 9/25/37 (b)(h)	120,592	14,471
Class M2, 1.2846% 9/25/37 (b)(h)	120,592	12,059
Class M4, 1.8346% 9/25/37 (b)(h)	318,881	19,133
Class M5, 1.9846% 9/25/37 (b)(h)	318,881	12,755
Class M6, 2.1846% 9/25/37 (b)(h)	319,691	7,992
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.879% 3/15/19 (b)(h)	279,690	265,353
Class J, 1.079% 3/15/19 (b)(h)	265,000	224,862
Series 2007-BBA8:
Class D, 0.479% 3/15/22 (b)(h)	271,000	247,130
Class E, 0.529% 3/15/22 (b)(h)	1,409,000	1,275,028
Class F, 0.579% 3/15/22 (b)(h)	864,000	765,432
Class G, 0.629% 3/15/22 (b)(h)	222,000	194,165
Class H, 0.779% 3/15/22 (b)(h)	271,000	231,601
Class J, 0.929% 3/15/22 (b)(h)	271,000	212,631
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,693,303
C-BASS Trust floater Series 2006-SC1 Class A, 0.5046% 5/25/36 (b)(h)	507,900	351,762
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.555% 8/15/21 (b)(h)	289,000	280,330
Class H, 0.595% 8/15/21 (b)(h)	231,000	212,520
Series 2007-C6 Class A2, 5.8861% 12/10/49 (h)	870,000	882,279
Series 2007-FL3A Class A2, 0.369% 4/15/22 (b)(h)	3,890,000	3,747,844
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	11,875,000	12,240,762
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.459% 4/15/17 (b)(h)	2,000,000	1,895,526
Class D, 0.539% 4/15/17 (b)(h)	618,000	559,453
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater: - continued
Series 2005-F10A: - continued
Class E, 0.599% 4/15/17 (b)(h)	$ 197,000	$ 174,397
Class F, 0.639% 4/15/17 (b)(h)	112,000	95,789
Class G, 0.779% 4/15/17 (b)(h)	112,000	92,429
Class H, 0.849% 4/15/17 (b)(h)	112,000	86,829
Class J, 1.079% 4/15/17 (b)(h)	86,000	36,980
Series 2005-FL11:
Class F, 0.679% 11/15/17 (b)(h)	120,717	108,646
Class G, 0.729% 11/15/17 (b)(h)	83,804	73,747
sequential payer:
Series 2006-C8 Class A4, 5.306% 12/10/46	10,940,000	11,482,066
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (b)	20,000,000	19,872,806
Class AJFX, 5.478% 2/5/19 (b)	2,410,000	2,426,230
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	3,110,000	3,198,769
Series 2006-C5 Class A3, 5.311% 12/15/39	7,760,000	8,118,776
Series 2007-C3 Class A4, 5.9029% 6/15/39 (h)	15,075,000	15,698,864
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	10,000,000	10,654,150
Credit Suisse First Boston Mortgage Securities Corp. sequential payer Series 2003-C4 Class A3, 4.7% 8/15/36 (h)	26,840	26,937
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.379% 2/15/22 (b)(h)	4,655,000	4,049,850
Class C:
0.399% 2/15/22 (b)(h)	1,212,000	1,030,200
0.499% 2/15/22 (b)(h)	433,000	346,400
Class F, 0.549% 2/15/22 (b)(h)	866,000	675,480
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	1,865,000	1,841,032
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	17,295,449	18,101,970
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7622% 12/10/41 (h)(i)	2,249,792	2,808
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4118% 11/5/21 (b)(h)	4,685,000	4,474,939
Series 2006-GG7 Class A4, 6.0735% 7/10/38 (h)	7,500,000	8,075,423
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.5918% 6/6/20 (b)(h)	2,443,590	2,264,956
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II floater: - continued
Class F, 0.6618% 6/6/20 (b)(h)	$ 543,000	$ 498,038
Series 2007-EOP:
Class D, 2.3636% 3/6/20 (b)(h)	4,485,000	4,340,590
Class H, 3.5846% 3/6/20 (b)(h)	480,000	469,088
Class J, 4.4568% 3/6/20 (b)(h)	690,000	678,218
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	1,171,394	1,170,523
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB14 Class A3B, 5.6777% 12/12/44 (h)	2,123,346	2,160,136
Series 2007-LDPX Class A3, 5.42% 1/15/49	27,221,000	28,223,522
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 6.0744% 4/15/45 (h)	2,090,000	2,297,297
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.459% 11/15/18 (b)(h)	107,694	95,848
Class E, 0.509% 11/15/18 (b)(h)	162,039	136,113
Class F, 0.559% 11/15/18 (b)(h)	243,308	201,946
Class G, 0.589% 11/15/18 (b)(h)	211,399	169,119
Class H, 0.729% 11/15/18 (b)(h)	162,076	123,178
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	11,292,000	11,660,232
Series 2007-CB20 Class A4, 5.794% 2/12/51	4,630,000	4,991,084
Series 2007-LD11 Class A4, 6.0046% 6/15/49 (h)	28,895,000	30,196,171
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1403% 7/15/44 (h)	24,797,000	26,868,517
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	11,660,000	12,306,057
Series 2007-C2 Class A3, 5.43% 2/15/40	1,320,000	1,355,616
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.569% 9/15/21 (b)(h)	743,007	642,701
Class G, 0.589% 9/15/21 (b)(h)	3,111,988	2,582,950
Class H, 0.629% 9/15/21 (b)(h)	378,548	299,053
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,449,974	3,496,911
Series 2005-MCP1 Class A2, 4.556% 6/12/43	861,277	863,194
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-1 CLass A3, 5.6578% 2/12/39 (h)	3,475,000	3,533,814
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	6,350,000	6,514,529
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-7 Class B, 5.935% 6/12/50 (h)	$ 1,365,000	$ 347,417
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 0.43% 7/17/17 (b)(h)	297,157	270,413
Series 2007-XLFA:
Class D, 0.42% 10/15/20 (b)(h)	434,000	399,606
Class E, 0.48% 10/15/20 (b)(h)	542,000	493,627
Class F, 0.53% 10/15/20 (b)(h)	326,000	270,825
Class G, 0.57% 10/15/20 (b)(h)	402,000	329,942
Class H, 0.66% 10/15/20 (b)(h)	253,000	182,350
Class J, 0.81% 10/15/20 (b)(h)	147,899	84,413
Class MHRO, 0.92% 10/15/20 (b)(h)	104,340	85,558
Class NHRO, 1.12% 10/15/20 (b)(h)	162,114	129,692
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (h)	8,435,000	8,736,593
Series 2007-T27 Class A4, 5.7948% 6/11/42 (h)	7,464,000	8,338,184
Series 2006-HQ8 Class A3, 5.651% 3/12/44 (h)	1,822,339	1,831,259
Series 2006-T23 Class A3, 5.994% 8/12/41 (h)	2,485,000	2,650,513
Series 2007-HQ12 Class A4, 5.7671% 4/12/49 (h)	4,350,000	4,582,464
Series 2007-IQ14:
Class AAB, 5.654% 4/15/49	1,910,000	2,022,652
Class B, 5.9082% 4/15/49 (h)	3,845,000	1,268,850
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5094% 9/15/21 (b)(h)	906,000	676,782
Class F, 0.5694% 9/15/21 (b)(h)	1,220,000	854,000
Class G, 0.5894% 9/15/21 (b)(h)	1,156,000	774,520
Class J, 0.8294% 9/15/21 (b)(h)	257,000	154,200
Series 2007-WHL8:
Class AP1, 0.929% 6/15/20 (b)(h)	57,512	51,761
Class AP2, 1.029% 6/15/20 (b)(h)	99,420	87,489
Class F, 0.709% 6/15/20 (b)(h)	1,931,000	1,255,150
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	4,060,000	4,308,257
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	7,935,233
Series 2007-C31 Class A5, 5.5% 4/15/47	3,760,000	3,890,856
Series 2007-C32 Class A3, 5.9312% 6/15/49 (h)	5,370,000	5,558,578
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	4,575,660
Series 2007-C31 Class C, 5.8781% 4/15/47 (h)	4,335,000	1,811,744
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 2,211,383	$ 2,270,385
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 6.0961% 2/15/51 (h)	28,730,000	30,256,224
Class A5, 6.0961% 2/15/51 (h)	12,160,000	12,817,747
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $430,158,049)		437,233,493
Municipal Securities - 0.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,400,000	1,457,162
California Gen. Oblig. 7.5% 4/1/34	3,590,000	4,322,073
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	2,625,000	2,825,603
5.877% 3/1/19	1,480,000	1,579,648
TOTAL MUNICIPAL SECURITIES (Cost $9,084,969)		10,184,486
Foreign Government and Government Agency Obligations - 0.2%

Chilean Republic 3.25% 9/14/21	5,635,000	5,522,300
United Mexican States 6.05% 1/11/40	3,414,000	3,885,132
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,046,475)		9,407,432
Cash Equivalents - 7.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.11%, dated 9/30/11 due 10/3/11 (Collateralized by U.S. Government Obligations) # (Cost $380,976,000)	$ 380,979,492	$ 380,976,000
TOTAL INVESTMENT PORTFOLIO - 111.9% (Cost $5,528,072,268)		5,687,114,801
NET OTHER ASSETS (LIABILITIES) - (11.9)%		(605,849,568)
NET ASSETS - 100%		$ 5,081,265,233
TBA Sale Commitments
	Principal Amount
Fannie Mae Mortgage pass-thru certificates
4% 10/1/41	$ (4,000,000)	(4,193,735)
4% 10/1/41	(12,000,000)	(12,581,210)
4% 10/1/41	(9,000,000)	(9,435,908)
4% 10/1/41	(3,000,000)	(3,145,303)
4% 10/1/41	(5,400,000)	(5,661,545)
4% 10/1/41	(12,000,000)	(12,581,210)
4% 10/1/41	(3,000,000)	(3,145,303)
4% 10/1/41	(3,000,000)	(3,145,303)
4% 10/1/41	(3,000,000)	(3,145,303)
4% 10/1/41	(1,200,000)	(1,258,121)
4% 10/1/41	(36,000,000)	(37,743,631)
4.5% 10/1/41	(27,200,000)	(28,860,057)
4.5% 10/1/41	(28,000,000)	(29,708,882)
4.5% 10/1/41	(15,000,000)	(15,915,473)
4.5% 10/1/41	(26,000,000)	(27,586,819)
5% 10/1/41	(4,400,000)	(4,732,706)
5% 10/1/41	(4,400,000)	(4,732,706)
5% 10/1/41	(9,800,000)	(10,541,028)
5.5% 10/1/41	(10,100,000)	(10,962,343)
5.5% 10/1/41	(22,000,000)	(23,878,371)
5.5% 10/1/41	(12,400,000)	(13,458,718)
5.5% 10/1/41	(6,200,000)	(6,729,359)
5.5% 10/1/41	(6,200,000)	(6,729,359)
5.5% 10/1/41	(6,200,000)	(6,729,359)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae Mortgage pass-thru certificates - continued
6% 10/1/41	$ (29,000,000)	$ (31,811,576)
6% 10/1/41	(22,000,000)	(24,132,920)
TOTAL FANNIE MAE MORTGAGE PASS-THRU CERTIFICATES		(342,546,248)
Freddie Mac
5.5% 10/1/41	(28,000,000)	(30,285,654)
5.5% 10/1/41	(15,000,000)	(16,224,458)
TOTAL FREDDIE MAC		(46,510,112)
Ginnie Mae
4% 10/1/41	(8,500,000)	(9,092,316)
4% 10/1/41	(8,500,000)	(9,092,316)
TOTAL GINNIE MAE		(18,184,632)
TOTAL TBA SALE COMMITMENTS (Proceeds $407,148,367)		$ (407,240,992)
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps

Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) ($160,742))

	March 2018	$ 5,000,000	$ 592,262
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,800,000) (g)	Sept. 2037	8,861,650	(8,357,422)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $966,000) (g)	Sept. 2037	2,481,262	(2,340,078)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,520,000) (g)

	Sept. 2037	$ 7,089,320	$ (6,685,938)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $581,250) (g)	Sept. 2037	1,476,942	(1,392,904)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,077,000) (g)	Sept. 2037	8,034,563	(7,577,396)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,242,000) (g)	Sept. 2037	2,717,573	(2,562,943)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,691,000) (g)	Sept. 2037	4,489,903	(4,234,427)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (f)	August 2034	189,033	(105,030)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (f)

	Oct. 2034	$ 224,572	$ (93,516)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (f)	April 2032	29,939	(17,628)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (f)	Feb. 2034	1,270	(1,196)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (f)	Oct. 2034	240,754	(90,921)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	185,853	(140,369)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (f)	March 2013	6,500,000	135,444
		$ 47,522,634	$ (32,872,062)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $240,697,928 or 4.7% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $35,380,737.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$380,976,000 due 10/03/11 at 0.11%
BNP Paribas Securities Corp.	$ 4,829,089
Barclays Capital, Inc.	41,439,914
Merrill Lynch, Pierce, Fenner & Smith, Inc.	31,876,857
Mizuho Securities USA, Inc.	302,830,140
$ 380,976,000
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,093,298,723	$ -	$ 1,093,298,723	$ -
U.S. Government and Government Agency Obligations	1,621,770,149	-	1,621,770,149	-
U.S. Government Agency - Mortgage Securities	2,014,026,521	-	2,014,026,521	-
Asset-Backed Securities	60,075,344	-	48,571,414	11,503,930
Collateralized Mortgage Obligations	60,142,653	-	55,959,603	4,183,050
Commercial Mortgage Securities	437,233,493	-	418,204,090	19,029,403
Municipal Securities	10,184,486	-	10,184,486	-
Foreign Government and Government Agency Obligations	9,407,432	-	9,407,432	-
Cash Equivalents	380,976,000	-	380,976,000	-
Total Investments in Securities:	$ 5,687,114,801	$ -	$ 5,652,398,418	$ 34,716,383
Derivative Instruments:
Assets
Swap Agreements	$ 727,706	$ -	$ 727,706	$ -
Liabilities
Swap Agreements	$ (33,599,768)	$ -	$ (33,151,109)	$ (448,659)
Total Derivative Instruments:	$ (32,872,062)	$ -	$ (32,423,403)	$ (448,659)
Other Financial Instruments:
TBA Sale Commitments	$ (407,240,992)	$ -	$ (407,240,992)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 32,846,814
Total Realized Gain (Loss)	(1,524,160)
Total Unrealized Gain (Loss)	6,400,095
Cost of Purchases	22,702
Proceeds of Sales	(6,895,881)
Amortization/Accretion	(1,356,632)
Transfers in to Level 3	11,156,123
Transfers out of Level 3	(5,932,678)
Ending Balance	$ 34,716,383
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 2,964,284
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (582,835)
Total Unrealized Gain (Loss)	134,176
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (448,659)
Realized gain (loss) on Swap Agreements for the period	$ 24,135
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at September 30, 2011	$ 134,176

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 727,706	$ (33,599,768)
Total Value of Derivatives	$ 727,706	$ (33,599,768)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value (including repurchase agreements of $380,976,000) - See accompanying schedule: Unaffiliated issuers (cost $5,528,072,268)		$ 5,687,114,801
Cash		847,245
Receivable for investments sold, regular delivery		1,562,820
Receivable for TBA sale commitments		407,148,367
Receivable for fund shares sold		3,989,272
Interest receivable		32,006,441
Swap agreements, at value		727,706
Total assets		6,133,396,652

Liabilities
Payable for investments purchased Regular delivery	$ 52,258,860
Delayed delivery	556,530,773
TBA sale commitments, at value	407,240,992
Payable for swap agreements	463,229
Payable for fund shares redeemed	2,023,007
Distributions payable	142
Swap agreements, at value	33,599,768
Other payables and accrued expenses	14,648
Total liabilities		1,052,131,419

Net Assets		$ 5,081,265,233
Net Assets consist of:
Paid in capital		$ 4,952,963,125
Net unrealized appreciation (depreciation) on investments		128,302,108
Net Assets, for 48,467,548 shares outstanding		$ 5,081,265,233
Net Asset Value, offering price and redemption price per share ($5,081,265,233 ÷ 48,467,548 shares)		$ 104.84

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 86,337
Interest		160,045,917
Total income		160,132,254

Expenses
Custodian fees and expenses	$ 106,379
Independent directors' compensation	16,968
Miscellaneous	83
Total expenses before reductions	123,430
Expense reductions	(17,751)	105,679
Net investment income (loss)		160,026,575
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	140,387,060
Swap agreements	3,205,969
Total net realized gain (loss)		143,593,029
Change in net unrealized appreciation (depreciation) on: Investment securities	11,776,551
Swap agreements	1,446,409
Delayed delivery commitments	(177,450)
Total change in net unrealized appreciation (depreciation)		13,045,510
Net gain (loss)		156,638,539
Net increase (decrease) in net assets resulting from operations		$ 316,665,114

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 160,026,575	$ 171,295,506
Net realized gain (loss)	143,593,029	134,032,006
Change in net unrealized appreciation (depreciation)	13,045,510	170,345,839
Net increase (decrease) in net assets resulting from operations	316,665,114	475,673,351
Distributions to partners from net investment income	(151,929,332)	(164,917,649)
Affiliated share transactions Proceeds from sales of shares	988,752,365	367,630,023
Reinvestment of distributions	151,927,735	164,915,836
Cost of shares redeemed	(743,330,542)	(723,349,598)
Net increase (decrease) in net assets resulting from share transactions	397,349,558	(190,803,739)
Total increase (decrease) in net assets	562,085,340	119,951,963

Net Assets
Beginning of period	4,519,179,893	4,399,227,930
End of period	$ 5,081,265,233	$ 4,519,179,893
Other Affiliated Information Shares
Sold	9,662,559	3,790,985
Issued in reinvestment of distributions	1,486,794	1,687,277
Redeemed	(7,209,036)	(7,458,616)
Net increase (decrease)	3,940,317	(1,980,354)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 101.49	$ 94.59	$ 89.79	$ 96.86	$ 98.51
Income from Investment Operations
Net investment income (loss)B	3.367	3.768	4.670	5.231	5.447
Net realized and unrealized gain (loss)	3.177	6.758	4.770	(7.461)	(1.938)
Total from investment operations	6.544	10.526	9.440	(2.230)	3.509
Distributions to partners from net investment income	(3.194)	(3.626)	(4.640)	(4.840)	(5.159)
Net asset value, end of period	$ 104.84	$ 101.49	$ 94.59	$ 89.79	$ 96.86
Total ReturnA	6.58%	11.34%	11.07%	(2.44)%	3.63%
Ratios to Average Net AssetsD
Expenses before reductions	-%C	-%C	.02%	-%C	-%C
Expenses net of fee waivers, if any	-%C	-%C	.02%	-%C	-%C
Expenses net of all reductions	-%C	-%C	.02%	-%C	-%C
Net investment income (loss)	3.30%	3.86%	5.32%	5.51%	5.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,081,265	$ 4,519,180	$ 4,399,228	$ 4,039,432	$ 5,492,350
Portfolio turnover rate	424%	230%	177%	229%	247%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amount represents less than .01%.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2011

1. Organization.

Fidelity Tactical Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 227,849,467
Gross unrealized depreciation	(63,122,115)
Net unrealized appreciation (depreciation) on securities and other investments	$ 164,727,352

Tax Cost	$ 5,522,387,449

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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3. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified on the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (6,959,658)	$ 7,005,233
Interest Rate Risk
Swap Agreements	10,165,627	(5,558,824)
Totals (a)	$ 3,205,969	$ 1,446,409

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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4. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $42,522,634 representing 0.84% of net assets

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $611,349,893 and $649,025,822, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $102,221.

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Notes to Financial Statements - continued

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $16,968.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the custody expenses by $783.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Tactical Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Fund as of September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 17, 2011

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Trustees and Officers

The Trustees and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

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Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC, or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tactical Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has devoted increased resources to non U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2011, Fidelity Central Investments Portfolio II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Tactical Income Central Fund (the "Fund"):

Services Billed by Deloitte Entities

September 30, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tactical Income Central Fund	$158,000	$-	$8,600	$200

September 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tactical Income Central Fund	$155,000	$-	$8,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2011A	September 30, 2010A
Audit-Related Fees	$440,000	$720,000
Tax Fees	$-	$-
All Other Fees	$700,000	$520,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2011 A	September 30, 2010 A
Deloitte Entities	$1,290,000	$1,285,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolio II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 28, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 28, 2011